Related Party Transactions (Details) - Schedule of Material Related Party Transactions	6 Months Ended
Jun. 30, 2023
Mr. Zhao Jishuang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A director of the Company
Mr. Guo Yupeng [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A director of the Company
Mr. Peng Siguang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	CEO and director of the Company
Met Chain Co Limited [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	An associate company of the Company